RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) - Related Party [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties	$ 153,563	$ 431,320	$ 138,974	$ 590,137	$ 2,496,560
Shanghai Tuwen Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties	147,308	27,495	122,789	6,477	6,043
Ningbo Lihong Information System Engineering Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties			6,896	21,466	0
Kunming Jinbi Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties	0	401,337	0	468,385	684,327
Youshi Innovation Business Group Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties			0	50,325	67,417
Yue Yan (Shanghai) Digital Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties	6,255	0	0	35,649	0
Qingdao Lixing Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties			0	4,328	18,204
Shanghai Mingzhe Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties			0	0	1,570,180
Hebei Shilong Digital Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties			0	0	124,587
Other Related Parties [Member]
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties	$ 0	$ 2,488	$ 9,289	$ 3,507	$ 25,802